Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023	Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021
REVENUES, NET	$ 1,565,820		$ 3,786,228		$ 5,003,159		$ 12,714,302			$ 16,185,682			$ 14,385,828
Total revenue	1,565,820		3,786,228		5,003,159		12,714,302
OPERATING EXPENSES:
Patient expenses	145,892		279,800		587,873		1,137,508			1,508,408			1,628,206
Salaries and benefits	912,176		3,410,586		4,477,079		11,173,072			14,517,253			13,309,797
Advertising and marketing	8,661		244,583		119,965		857,633			1,100,422			1,324,715
General and administrative expenses	1,129,384		1,866,037		3,523,750		5,539,198			7,281,473			6,422,818
Depreciation and amortization	77,228		481,526		386,847		1,366,912			1,626,614			1,649,187
Loss on disposition or impairment	2,190,090		3,849,855		3,883,192		3,932,116			8,431,803			149,464
Total Operating Expenses	4,463,431		10,132,387		12,978,706		24,006,439			34,465,974			24,484,186
LOSS FROM OPERATIONS	(2,897,611)		(6,346,159)		(7,975,547)		(11,292,137)			(18,280,292)			(10,098,358)
OTHER INCOME (EXPENSES):
Interest income	27,026		2,792		27,030		4,114			10,583			2,885
Other income (expense)	84,744		12,718		84,744		(39,986)			(28,905)			57,329
Interest expense, net	(71,830)		(2,976)		(96,656)		(11,840)			(14,191)			(504,103)
Total Other Expenses, net	39,940		12,534		15,118		(47,712)			(32,513)			(443,889)
Net loss before income taxes	(2,857,671)		(6,333,625)		(7,960,429)		(11,339,849)			(18,312,806)			(10,542,247)
Income taxes
NET LOSS	(2,857,671)		(6,333,625)		(7,960,429)		(11,339,849)			$ (18,312,806)			$ (10,542,247)
Series F preferred stock dividend	(55,000)				(55,000)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (2,912,671)		$ (6,333,625)		$ (8,015,429)		$ (11,339,849)
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS:
Basic	$ (2.63)	[1]	$ (6.93)	[1]	$ (7.28)	[1]	$ (12.66)	[1]		$ (19.43)	[2]		$ (14.02)	[2]
Diluted	$ (2.63)	[1]	$ (6.93)	[1]	$ (7.28)	[1]	$ (12.66)	[1]		$ (19.43)	[2]		$ (14.02)	[2]
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	1,107,134	[1]	914,166	[1]	1,102,738	[1]	895,524	[1]		942,463	[2]		751,723	[2]
Diluted	1,107,134	[1]	914,166	[1]	1,102,738	[1]	895,524	[1]		942,463	[2]		751,723	[2]
Theralink Technologies Inc [Member]
REVENUES, NET									$ 606,796			$ 567,905
Total revenue									124,650
COST OF REVENUES									126,237			224,886
GROSS PROFIT									480,559			343,019
OPERATING EXPENSES:
Professional fees									1,995,406			2,311,098
Compensation expense									5,426,955			7,373,037
Licensing fees									75,807			138,440
General and administrative expenses									1,723,087			2,160,450
Impairment loss on property and equipment									238,671
Depreciation and amortization									162,320			144,411
Total Operating Expenses									9,459,926			11,983,025
LOSS FROM OPERATIONS									(8,979,367)			(11,640,006)
OTHER INCOME (EXPENSES):
Unrealized loss on marketable securities									(2,900)			(7,300)
Settlement expense									(200,000)
Derivative income, net									615,796
Interest expense, net									(16,906,587)			(1,094,656)
Loss on debt extinguishment, net									(5,434,447)
Total Other Expenses, net									(21,928,138)			(1,101,956)
Income taxes
NET LOSS									(30,907,505)			(12,741,962)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS									$ (30,946,957)			$ (12,981,962)
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS:
Basic									$ (0.01)			$ (0.00)
Diluted									$ (0.01)			$ (0.00)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic									6,151,499,919			5,881,207,480
Diluted									6,151,499,919			5,881,207,480
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
OTHER INCOME (EXPENSES):
Series F preferred stock dividend									$ (26,301)			$ (160,000)
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
OTHER INCOME (EXPENSES):
Series F preferred stock dividend									$ (13,151)			$ (80,000)
Health Care, Patient Service [Member]
REVENUES, NET										$ 16,185,682			$ 14,163,668
Others Income [Member]
REVENUES, NET													6,092
Management Service [Member]
REVENUES, NET													$ 216,068

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 10)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)